Loans portfolio - Other operations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial investments
Loans	£ 17,042	£ 15,173
Unallocated to a segment (other operations)
Financial investments
Loans	109	563
Unallocated to a segment (other operations) | Internal rating AA+ to AA-
Financial investments
Loans	14	29
Unallocated to a segment (other operations) | Internal rating A+ to A-
Financial investments
Loans		100
Unallocated to a segment (other operations) | Internal rating BBB+ to BBB-
Financial investments
Loans		248
Unallocated to a segment (other operations) | Internal rating BB+ to BB-
Financial investments
Loans	£ 95	185
Unallocated to a segment (other operations) | Internal rating B and other
Financial investments
Loans		£ 1